Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2018, 2019 and 2020:

	December 31, 2018	December 31, 2019	December 31, 2020
Revenues derived from spot charters, net	$16,990	$8,067	$7,022
Revenues derived from time charters, net	11,467	19,686	14,689
Revenues, net	$28,457	$27,753	$21,711

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2018, 2019 and 2020, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	2018	2019	2020
A	23%	71%	58%
B	15%	—	—
C	—	—	16%
	38%	71%	74%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying consolidated balance sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2018, 2019 and 2020.

	December 31, 2018	December 31, 2019	December 31, 2020
Cash and cash equivalents	$545	$1,441	$1,620
Restricted cash, current portion	255	535	—
Restricted cash, net of current portion	3,404	3,200	2,417
Total cash and cash equivalents and restricted cash	$4,204	$5,176	$4,037